Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	P3 Health Partners Inc.
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001832511
Amendment Flag	false